UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

Equity Income Fund	September 30, 2011

T. ROWE PRICE EQUITY INCOME FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 94.2%		
CONSUMER DISCRETIONARY 13.3%		
Automobiles 0.7%		
General Motors (1)	2,359,700	47,619
Harley-Davidson	2,675,900	91,863
		139,482
Distributors 0.5%		
Genuine Parts	1,956,000	99,365
		99,365
Diversified Consumer Services 0.2%		
H&R Block	2,946,700	39,221
		39,221
Hotels, Restaurants & Leisure 0.4%		
Marriott, Class A	3,005,070	81,858
		81,858
Household Durables 2.1%		
Beam	4,288,200	231,906
Whirlpool	3,392,100	169,300
		401,206
Leisure Equipment & Products 1.0%		
Mattel	7,055,800	182,675
		182,675
Media 5.1%		
Cablevision, Class A	5,315,400	83,611
Comcast, Class A	5,408,700	113,042
Madison Square Garden, Class A (1)	2,104,875	47,991
McGraw-Hill	5,021,900	205,898
New York Times, Class A (1)	6,889,200	40,026
Time Warner	8,552,833	256,328

Walt Disney	6,406,200	193,211
WPP (GBP)	5,381,558	49,630
		989,737
Multiline Retail 1.1%		
Kohl's	2,350,000	115,385
Macy's	3,723,600	98,005
		213,390
Specialty Retail 2.2%		
Home Depot	8,434,900	277,255
Staples	9,750,000	129,675
Tiffany	250,000	15,205
		422,135
Total Consumer Discretionary		2,569,069
CONSUMER STAPLES 7.8%		
Beverages 1.4%		
Molson Coors Brewing, Class B	2,000,000	79,220
PepsiCo	3,245,800	200,915
		280,135
Food Products 3.2%		
Archer-Daniels-Midland	5,483,600	136,048
Campbell Soup	3,632,900	117,597
ConAgra	5,424,800	131,389
Hershey Foods	2,410,700	142,810
McCormick	1,855,300	85,640
		613,484
Household Products 2.4%		
Clorox	3,239,200	214,856
Kimberly-Clark	3,545,600	251,773
		466,629

Personal Products 0.8%		
Avon	8,082,400	158,415
		158,415
Total Consumer Staples		1,518,663
ENERGY 12.5%		
Energy Equipment & Services 1.6%		
Diamond Offshore Drilling	2,750,000	150,535
Schlumberger	2,826,400	168,821
		319,356
Oil, Gas & Consumable Fuels 10.9%		
Anadarko Petroleum	3,180,700	200,543
BP, ADR	3,515,700	126,811
Chevron	5,866,000	542,722
ConocoPhillips	1,665,100	105,434
ExxonMobil	6,064,200	440,443
Murphy Oil	4,612,100	203,670
Petrobras, ADR	1,750,000	39,288
Royal Dutch Shell, ADR	5,819,200	357,997
Spectra Energy	3,667,000	89,952
		2,106,860
Total Energy		2,426,216
FINANCIALS 17.6%		
Capital Markets 2.4%		
Bank of New York Mellon	5,851,000	108,770
Legg Mason	5,676,200	145,935
Morgan Stanley	3,787,623	51,133
Northern Trust	4,100,000	143,418

Real Estate Investment Trusts (REITs) 0.3%		
Weyerhaeuser	4,082,689	63,486
		63,486
Total Financials		3,411,679
HEALTH CARE 6.1%		
Biotechnology 0.8%		
Amgen	2,858,400	157,069
		157,069
Health Care Providers & Services 0.6%		
Quest Diagnostics	2,100,000	103,656
		103,656
Pharmaceuticals 4.7%		
Bristol Myers Squibb	5,864,800	184,037
Johnson & Johnson	4,633,000	295,169
Merck	6,625,700	216,727
Pfizer	12,287,115	217,236
		913,169
Total Health Care		1,173,894
INDUSTRIALS & BUSINESS SERVICES 12.4%		
Aerospace & Defense 4.1%		
Boeing	2,676,900	161,979
Harris	5,289,500	180,742
Honeywell International	4,416,100	193,911
ITT	2,626,100	110,296
Lockheed Martin	1,476,600	107,260
Raytheon	750,000	30,653
		784,841

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2011:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

American and Global Depository Receipts
The fund may invest in American Depository Receipts (ADRs) and/or Global Depository Receipts (GDRs), certificates issued by U.S. and international banks that represent ownership of foreign securities held by the issuing bank. ADRs and GDRs are transferable, trade on established markets, and entitle the holder to all dividends and capital gains paid by the underlying foreign security. Issuing banks generally charge a security administration fee.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2011, the cost of investments for federal income tax purposes was $20,195,631,000. Net unrealized loss aggregated $796,710,000 at period-end, of which $2,642,316,000 related to appreciated investments and $3,439,026,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates, and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to Price Associates. To ensure that the fund does not incur duplicate fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2011

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 17, 2011